UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	12/31/2005

FORM N-Q

Item 1. Schedule of Investments.

BEAR STEARNS PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--17.7%	Amount ($)	Value ($)

Bank Of Tokyo-Mitsubishi Ltd. (Yankee)
4.23% - 4.38%, 1/17/2006 - 1/30/2006	75,000,000	75,000,000
Calyon New York Branch (Yankee)
4.28%, 2/1/2006	50,000,000	50,000,000
Credit Suisse First Boston (Yankee)
4.29%, 1/30/2006	70,000,000	70,000,000
Depfa Bank PLC (Yankee)
4.31%, 2/21/2006	50,000,000	50,000,000
HBOS Treasury Services PLC (Yankee)
4.21%, 2/3/2006	50,000,000	50,000,000
Washington Mutual Bank
4.44%, 3/14/2006	70,000,000	70,000,000
Total Negotiable Bank Certificates of Deposit
(cost $365,000,000)		365,000,000

Commercial Paper--44.9%

Abbey National North America LLC
4.21%, 1/3/2006	70,000,000	69,983,628
Allied Irish Banks N.A. Inc.
4.22%, 1/31/2006	50,000,000	49,826,042
Atlantis One Funding Corp.
4.23%, 2/3/2006	40,000,000 [a]	39,846,733
CAFCO LLC
4.22%, 1/23/2006	50,000,000 [a]	49,871,972
Deutsche Bank Financial LLC
4.19%, 1/3/2006	70,000,000	69,983,706
Fairway Finance Co. LLC
4.43%, 3/14/2006	50,560,000 [a]	50,117,094
FCAR Owner Trust Ser. II
4.31%, 2/2/2006	60,000,000	59,771,733
General Electric Capital Corp.
4.28%, 1/31/2006	50,000,000	49,822,917
General Electric Capital Services Inc.
4.21%, 2/1/2006	60,000,000	59,784,550
ING America Insurance Holdings Inc.
4.27%, 1/24/2006	60,000,000	59,837,467
K2 Corp.
4.23%, 1/24/2006	24,200,000	24,135,063
K2 USA LLC
4.46%, 3/13/2006	17,300,000 [a]	17,149,533
Mont Blanc Capital Corp.
4.29%, 1/30/2006	45,000,000 [a]	44,845,575
Scaldis Capital Ltd.
4.22%, 2/3/2006	60,000,000 [a]	59,770,375
Sigma Finance Inc.
4.32%, 2/21/2006	50,000,000 [a]	49,697,542
Solitaire Funding Ltd.
4.30%, 2/13/2006	50,000,000 [a]	49,745,583

UBS Finance Delaware LLC
4.19%, 1/3/2006	70,000,000	69,983,706
Westpac Banking Corp.
4.32%, 2/21/2006	50,000,000	49,697,542
Total Commercial Paper
(cost $923,870,761)		923,870,761

Corporate Notes--8.7%

Commonwealth Bank of Australia
4.35%, 8/24/2010	40,000,000 [b]	40,000,000
General Electric Capital Corp.
4.47%, 10/17/2007	14,000,000 [b]	14,000,000
Royal Bank Of Scotland PLC
4.34%, 4/21/2010	40,000,000 [b]	40,000,000
Societe Generale
4.26%, 11/2/2010	45,000,000 [b]	45,000,000
Wells Fargo & Co.
4.27%, 7/1/2011	40,000,000 [b]	40,000,000
Total Corporate Notes
(cost $179,000,000)		179,000,000

U.S. Government Agency--2.4%

Federal Home Loan Banks
4.31%, 4/11/2006
(cost $49,991,777)	50,000,000	49,991,777

Time Deposits--19.1%

American Express Centurion Bank (Grand Cayman)
4.03%, 1/3/2006	70,000,000	70,000,000
Branch Banking & Trust Co. (Grand Cayman)
4.00%, 1/3/2006	85,000,000	85,000,000
Key Bank N.A. (Grand Cayman)
4.00%, 1/3/2006	83,000,000	83,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
4.19%, 1/3/2006	70,000,000	70,000,000
State Street Bank & Trust Co. (Grand Cayman)
4.06%, 1/3/2006	85,000,000	85,000,000
Total Time Deposits
(cost $393,000,000)		393,000,000

Total Investments (cost $1,910,862,538)	92.8%	1,910,862,538
Cash and Receivables (Net)	7.2%	146,962,471
Net Assets	100.0%	2,057,825,009

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At December 31, 2005, these securities amounted to $361,044,407 or 17.5% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual report previously filed with the Securities and Exchange Commission on
Form N-CSR.

DREYFUS PREMIER ALPHA GROWTH FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)

Consumer Discretionary--10.4%
Chico's FAS	317,017	[a]	13,926,557
Coach	388,184	[a]	12,942,055
eBay	196,724	[a]	8,508,313
Pulte Homes	351,382		13,830,396
Starbucks	356,622	[a,b]	10,702,226
Starwood Hotels & Resorts Worldwide	180,425		11,521,941
			71,431,488

Consumer Staples--1.3%
UST	217,337	[a]	8,873,870

Energy--18.5%
Chesapeake Energy	345,320	[b]	10,957,003
EnCana	308,925		13,951,053
Halliburton	274,454		17,005,170
Kerr-McGee	98,631		8,961,613
Peabody Energy	149,319		12,306,872
Petroleo Brasileiro, ADR	278,461		19,845,915
Transocean	255,437	[a]	17,801,405
Williams Cos.	527,201		12,215,247
XTO Energy	329,174		14,463,906
			127,508,184

Financial--7.8%
Charles Schwab	885,147		12,985,106
Franklin Resources	154,960		14,567,789
Moody's	255,319		15,681,693
New York Community Bancorp	1		17
SLM	195,193		10,753,182
			53,987,787

Health Care--14.8%
Aetna	168,333		15,875,485
Alcon	95,594		12,388,982
Amgen	154,097	[a]	12,152,089
Caremark Rx	240,628	[a]	12,462,124
Genzyme	174,134	[a]	12,325,205
Medco Health Solutions	219,662	[a]	12,257,140
Stryker	220,239		9,785,219
UnitedHealth Group	240,398		14,938,332
			102,184,576

Industrial--10.3%
Burlington Northern Santa Fe	235,038		16,645,391
Canadian National Railway	186,409		14,910,856
Caterpillar	223,486		12,910,786
Norfolk Southern	299,844		13,442,007
Rockwell Automation	228,519		13,519,184
			71,428,224

Information Technology--19.7%
Advanced Micro Devices	534,511	[a]	16,356,037
Apple Computer	298,027	[a]	21,425,161
Autodesk	273,514		11,747,426
Corning	671,243	[a]	13,196,637
Electronic Arts	179,217	[a]	9,374,841
Hewlett-Packard	436,387		12,493,760
Intel	462,315		11,539,382
Marvell Technology Group	307,343	[a]	17,238,869
Qualcomm	247,934		10,680,997
Yahoo!	296,527	[a]	11,617,928
			135,671,038

Materials--11.2%
BHP Billiton, ADR	459,598		15,359,765
Monsanto	197,226		15,290,932
Phelps Dodge	89,458		12,870,322
POSCO, ADR	255,679	[b]	12,658,667
Potash of Saskatchewan	137,412		11,023,191
United States Steel	215,546	[b]	10,361,296
			77,564,173

Utilities--4.3%
Exelon	245,917		13,068,029
TXU	331,284		16,627,144
			29,695,173
Total Common Stocks
(cost $580,602,849)			678,344,513

Other Investment--1.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,433,000)	11,433,000	[c]	11,433,000

Investment of Cash Collateral
for Securities Loaned--3.6%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $25,000,189)	25,000,189	[c]	25,000,189

Total Investments (cost $617,036,038)	103.6%		714,777,702

Liabilities, Less Cash and Receivables	(3.6%)		(24,939,502)

Net Assets	100.0%		689,838,200

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At December 31, 2005, the total market value of the fund's securities on loan is $24,130,247 and the total market value of the collateral held by the fund is $25,000,189.
[c] Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the
Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER INTRINSIC VALUE FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)

Banking--11.5%
Bank of America	156,092		7,203,646
US Bancorp	168,500		5,036,465
Wachovia	108,300		5,724,738
Wells Fargo & Co.	102,800		6,458,924
			24,423,773

Consumer Discretionary--18.3%
Comcast, Cl. A	184,400	[a]	4,787,024
EchoStar Communications, Cl. A	79,000	[a]	2,146,430
Home Depot	167,600		6,784,448
Liberty Media, Cl. A	350,143	[a]	2,755,625
News, Cl. A	400,876		6,233,622
Time Warner	182,200		3,177,568
TJX Cos.	234,800		5,454,404
Viacom, Cl. B	85,000	[a]	2,771,000
WPP Group, ADR	90,300		4,876,200
			38,986,321

Consumer Staples--10.4%
Anheuser-Busch Cos.	75,000		3,222,000
Coca-Cola	50,400		2,031,624
Procter & Gamble	118,300		6,847,204
Wal-Mart Stores	216,300		10,122,840
			22,223,668

Energy--6.7%
Chevron	89,112		5,058,888
ConocoPhillips	18,200		1,058,876
Exxon Mobil	144,000		8,088,480
			14,206,244

Financial--23.9%
American Express	20,000		1,029,200
American International Group	100,600		6,863,938
Berkshire Hathaway, Cl. B	1,134	[a]	3,328,857
Citigroup	218,133		10,585,995
Freddie Mac	77,500		5,064,625
JPMorgan Chase & Co.	138,400		5,493,096
Marsh & McLennan Cos.	72,800		2,312,128
MBNA	115,200		3,127,680
Merrill Lynch & Co.	52,000		3,521,960
Morgan Stanley	79,900		4,533,526
National City	33,300		1,117,881
St. Paul Travelers Cos.	88,273		3,943,155
			50,922,041

Health Care--5.4%
Johnson & Johnson	153,700		9,237,370
Pfizer	101,700		2,371,644
			11,609,014

Industrial--4.4%
General Electric	220,400		7,725,020
Illinois Tool Works	19,600		1,724,604
			9,449,624

Information Technology--16.4%
Dell	145,600	[a]	4,366,544
First Data	74,600		3,208,546
Hewlett-Packard	136,800		3,916,584
		.
International Business Machines	64,400		5,293,680
Microsoft	220,600		5,768,690
Nokia, ADR	420,200		7,689,660
Oracle	380,000	[a]	4,639,800
			34,883,504

Telecommunication Services--2.2%
AT & T	85,000		2,081,650
Verizon Communications	87,300		2,629,476
			4,711,126
Total Common Stocks
(cost $188,831,839)			211,415,315

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,273,000)	1,273,000	[b]	1,273,000

Total Investments (cost $190,104,839)	99.8%		212,688,315

Cash and Receivables (Net)	.2%		469,318

Net Assets	100.0%		213,157,633

ADR - American Depository Receipts
[a] Non-income producing.
[b]	Investment in affiliated money market mutual fund.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and
Exchange Commission on Form N-CSR.

DREYFUS PREMIER S&P STARS FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

Common Stocks--100.7%	Shares		Value ($)

Consumer Discretionary--15.4%
Abercrombie & Fitch, Cl. A	380,000		24,768,400
Denny's	4,920,000	[a,b,c]	19,827,600
Home Depot	600,000		24,288,000
Kohl's	550,000	[a]	26,730,000
News, Cl. A	2,060,000		32,033,000
Petsmart	1,160,000		29,765,600
Time Warner	1,490,000		25,985,600
			183,398,200

Consumer Staples--5.0%
Constellation Brands, Cl. A	1,260,000	[a]	33,049,800
Procter & Gamble	450,000		26,046,000
			59,095,800

Energy--9.3%
Devon Energy	450,000		28,143,000
Exxon Mobil	450,000		25,276,500
Noble	440,000		31,037,600
Occidental Petroleum	320,000		25,561,600
			110,018,700

Financial--11.4%
Affiliated Managers Group	330,000	[a,b]	26,482,500
Bank of America	660,000		30,459,000
Citigroup	630,000		30,573,900
Hartford Financial Services Group	300,000		25,767,000
Lehman Brothers Holdings	180,800		23,173,136
			136,455,536

Health Care--18.8%
Amgen	320,000	[a]	25,235,200
Boston Scientific	1,020,000	[a,b]	24,979,800
Cytyc	950,000	[a]	26,818,500
Fisher Scientific International	450,000	[a]	27,837,000
Genzyme	340,000	[a]	24,065,200
Johnson & Johnson	410,000		24,641,000
Renovis	790,000	[a,b]	12,087,000
Teva Pharmaceutical Industries, ADR	690,000		29,676,900
WellPoint	360,000	[a]	28,724,400

			224,065,000

Industrial--10.3%
Burlington Northern Santa Fe	360,000		25,495,200
Continental Airlines, Cl. B	1,410,000	[a,b]	30,033,000
Ingersoll-Rand, Cl. A	660,000		26,644,200
Manitowoc	300,000		15,066,000
WW Grainger	360,000		25,596,000
			122,834,400

Information Technology--24.7%
Amdocs	550,000	[a]	15,125,000
Bankrate	76,800	[a,b]	2,267,136
Cisco Systems	1,460,000	[a]	24,995,200
CNET Networks	2,209,500	[a]	32,457,555
EMC/Massachusetts	1,890,000	[a]	25,741,800
Emcore	370,000	[a]	2,745,400
Fiserv	560,000	[a]	24,231,200
Flextronics International	2,450,000	[a]	25,578,000
MEMC Electronic Materials	720,000	[a]	15,962,400
Microsoft	1,000,000		26,150,000
Motorola	1,170,000		26,430,300
Valueclick	1,610,000	[a]	29,157,100
WebEx Communications	824,515	[a]	17,834,259
Xilinx	990,000		24,957,900
			293,633,250

Materials--2.5%
Allegheny Technologies	820,000		29,585,600

Telecommunication Services--1.0%
Broadwing	1,900,000	[a,b]	11,495,000

Utilities--2.3%
AES	1,730,000	[a]	27,385,900

Total Common Stocks
(cost $1,025,788,887)			1,197,967,386

Other Investment--1.1%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $13,622,000)	13,622,000	[d]	13,622,000

Investment of Cash Collateral
for Securities Loaned--1.6%	Shares		Value ($)

Registered Investment Company;

Dreyfus Institutional Cash Advantage Plus Fund
	(cost $18,551,228)	18,551,228	[d]	18,551,228

Total Investments (cost $1,057,962,115)		103.4%		1,230,140,614

Liabilities, Less Cash and Receivables		(3.4%)		(40,830,827)

Net Assets		100.0%		1,189,309,787

ADR - American Depository Receipts.
[a]	Non-income producing.
[b]	All or a portion of these securities are on loan. At December 31,2005, the
	total market value of the portfolio's securities on loan is $17,586,939 and
	the total market value of the collateral held by the portfolio is $18,551,228.
c	Investments in non-controlled affiliates (cost $22,005,225)
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER S&P STARS OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)

Consumer Discretionary--12.2%
Aeropostale	30,000	[a]	789,000
Best Buy	23,000		1,000,040
Black & Decker	14,000		1,217,440
Chico's FAS	38,400	[a]	1,686,912
Coach	45,000	[a]	1,500,300
Guitar Center	10,000	[a]	500,100
La Quinta	110,000	[a]	1,225,400
			7,919,192

Consumer Staples--1.6%
Constellation Brands, Cl. A	40,000	[a]	1,049,200

Energy--11.8%
BJ Services	38,000		1,393,460
Burlington Resources	24,000		2,068,800
ENSCO International	35,000		1,552,250
Williams Cos.	55,000		1,274,350
XTO Energy	30,000		1,318,200
			7,607,060

Finance--8.8%
Affiliated Managers Group	18,000	[a]	1,444,500
E*Trade Financial	88,000	[a]	1,835,680
Eaton Vance	40,000		1,094,400
Lehman Brothers Holdings	10,000		1,281,700
			5,656,280

Health Care--18.9%
Celgene	32,000	[a]	2,073,600
Community Health Systems	30,000	[a]	1,150,200
Coventry Health Care	21,750	[a]	1,238,880
Cytyc	42,500	[a]	1,199,775
Dentsply International	20,000		1,073,800
Endo Pharmaceuticals Holdings	42,000	[a]	1,270,920
Gilead Sciences	26,000	[a]	1,368,380
Hologic	41,000	[a]	1,554,720
IVAX	40,000	[a]	1,253,200
			12,183,475

Industrial--10.2%
AMR	70,000	[a]	1,556,100
CH Robinson Worldwide	47,000		1,740,410
Manitowoc	30,000		1,506,600
Watts Water Technologies, Cl. A	20,000		605,800
WW Grainger	17,000		1,208,700
			6,617,610

Information Technology--19.6%
Adobe Systems	35,000		1,293,600
Amdocs	39,000	[a]	1,072,500
Arris Group	105,000	[a]	994,350
Citrix Systems	50,000	[a]	1,439,000
Ingram Micro, Cl. A	70,000	[a]	1,395,100
Lam Research	35,000	[a]	1,248,800
McAfee	35,000	[a]	949,550
Powerwave Technologies	95,000	[a]	1,194,150
Satyam Computer Services, ADR	35,500		1,298,945
Scientific-Atlanta	32,000		1,378,240
Shanda Interactive Entertainment, ADR	28,000	[a]	426,720
			12,690,955

Materials--6.4%
Carpenter Technology	20,000		1,409,400
FMC	20,000	[a]	1,063,400
Nucor	25,000		1,668,000
			4,140,800

Telecommunication Services--3.8%
CenturyTel	31,000		1,027,960
Nextel Partners, Cl. A	50,000	[a]	1,397,000
			2,424,960

Utilities--2.2%
AES	90,000	[a]	1,424,700

Total Common Stocks
(cost $41,770,900)			61,714,232

	Principal
Short-Term Investment--.3%	Amount ($)		Value ($)

U.S. Treasury Bills;
3%, 3/9/2006
(cost $198,556)	200,000		198,596

Other Investment--3.4%	Shares		Value ($)

Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,203,000)	2,203,000 [b]	2,203,000

Total Investments (cost $44,172,456)	99.2%	64,115,828

Cash and Receivables (Net)	.8%	521,073

Net Assets	100.0%	64,636,901

ADR - American Depository Receipts.
[a] Non-income producing.
[b] Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
December 31, 2005 (Unaudited)

Common Stocks	Shares	Value ($)

Mercury Interactive
(proceeds $280,476)	10,000	277,900

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)